Acquisitions (Details Narrative) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jun. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025
Business Combination [Line Items]
Net Income (Loss)		$ (4,965,000)		$ (7,928,000)	$ (13,382,000)	$ (11,572,000)	$ (22,492,075)	$ (31,513,389)
Reverse Stock Split [Member]
Business Combination [Line Items]
Net Income (Loss)					$ (13,382,000)	(11,572,000)
Vidello Limited [Member]
Business Combination [Line Items]
Cash consideration	$ 2,745,031
Amount withheld for indemnification expenses and other holdback provisions	$ 2,500,000
Number of shares issued	449
Business acquisition, amount for obligations of company shareholders	$ 1,000,000
Amount withheld as security for obligations of company shareholders to complete the transition, integration and related matters	500,000
Business acquisition, amount withheld subject to certain revenue related conditions	$ 1,000,000
Business acquisition revenue holdback period	180 days
Business combination separely recognized transactions expenses and losses recognized							485,720
Payment for contingent consideration liability, investing activities			$ 500,000				$ 500,000
Business combination holdback measurement period			180 days				180 days
Business combination contingent consideration change in contingent consideration liability increase decrease			$ 973,000				$ 973,000
Business acquisition, lockup agreement period	180 days						180 days
Transaction costs							$ 730,000		$ 730,000
Business combination, consideration transferred	$ 6,267,747
Net Income (Loss)				$ 163,000		$ 484,000	$ 250,000	$ 734,000
Vidello Limited [Member] | Common Class A [Member]
Business Combination [Line Items]
Number of shares issued	449
Vidello Limited [Member] | Common Class A [Member] | Reverse Stock Split [Member]
Business Combination [Line Items]
Number of shares issued	449